CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		114 Months Ended	117 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Revenues
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Revenue	0	0	0	0	0	0
Gross Profit	0	0	0	0	0	0
Operating Expenses
Commissions & Consulting Fees	0	0	4,800	9,000	316,800	316,800
General & Administrative Costs	94,882	81,008	342,469	339,524	9,503,416	9,598,298
Mining Property Costs	284,745	46,901	847,496	591,926	2,519,847	2,804,592
Depreciation Expense	28,786	24,060	99,160	98,673	258,393	287,179
Impairment Expense	0	0	0	5,341	145,995	145,995
Accretion Expense	152	76	574	513	1,330	1,482
Professional Services	56,664	29,902	117,712	79,714	368,144	424,808
Total Operating Expenses	465,229	181,947	1,412,211	1,124,691	13,113,925	13,579,154
Net Operating Loss	(465,229)	(181,947)	(1,412,211)	(1,124,691)	(13,113,925)	(13,579,154)
Other Income (Expenses)
Gain on Mineral Claim Sales	0	113,499	243,499	4,500	471,243	471,243
Other Income from Mineral Claims	0	0	0	32,500	309,649	309,649
Interest Income	4,334	125	543	831	2,015	6,349
Interest Expense	(243,018)	(305,666)	(754,250)	(644,773)	(1,661,209)	(1,904,227)
Gain/Loss on Derivative Liability	239,367	(217,526)	(52,581)	(386,833)	(439,414)	(200,047)
Loss on Conversion of Debt	0	0	0	0	(137,000)	(137,000)
Loss on Equity Modification	0	0	(85,399)	0	(85,399)	(85,399)
Bad Debt (Expense) / Recovery	0	0	0	982	(47,185)	(47,185)
Loss on Settlement	0	0	0	0	(62,095)	(62,095)
Other Expense	0	0	0	(2,222)	(2,222)	(2,222)
Other Income	52,203	1,094	1,094	0	1,094	53,297
Realized Gain (Loss) on Investment	0	0	0	0	(97,109)	(97,109)
Net Other Income (Expenses)	52,886	(408,474)	(647,094)	(995,015)	(1,747,632)	(1,694,746)
Loss From Continuing Operations	(412,343)	(590,421)	(2,059,305)	(2,119,706)	(14,861,557)	(15,273,900)
Loss From Discontinued Operations	0	0	0	0	(673,596)	(673,596)
Net Loss	(412,343)	(590,421)	(2,059,305)	(2,119,706)	(15,535,153)	(15,947,496)
Accretion of Discount on Redeemable Common Stock	0	(14,212)	(52,346)	(29,516)	(81,862)	(81,862)
Excess Cash Received Compared to Redeemable Amount of Stock	0	0	0	0	974	974
Interest on Redeemable Common Stock	(14,644)	(8,961)	(50,922)	(22,701)	(73,870)	(88,514)
Net Loss Attributable to Common Shareholders	(426,987)	(613,594)	(2,162,573)	(2,171,923)	(15,689,911)	(16,116,898)
Unrealized (Loss)/Gain on Available For Sale Securities	0	9,950	9,950	(12,500)	(2,550)	(2,550)
Total Comprehensive Loss	$ (426,987)	$ (603,644)	$ (2,152,623)	$ (2,184,423)	$ (15,692,461)	$ (16,119,448)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	147,332,224	104,488,352	114,375,322	99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)	147,332,224	104,488,352	114,375,322	99,799,411
Diluted Net Gain (Loss) per Share (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)